RIGHT-OF-USE ASSETS AND LEASES LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of quantitative information about leases for lessee [abstract]
SUMMARY OF CARRYING AMOUNTS OF RIGHT-OF-USE ASSETS FOR LEASE

The carrying amounts of right-of-use assets for lease are as below:

Net book amount at January 1, 2021	RMB 58,458,000
Net book amount at December 31, 2021	RMB 44,288,000
Net book amount at January 1, 2022	RMB 44,288,000
Net book amount at December 31, 2022	RMB 469,000

SCHEDULE OF LEASE LIABILITIES	The lease liabilities for continuing operations are as below:
	As of December 31,
	2022	2021
	RMB’000	RMB’000
Lease liabilities - current	328	13,404
Lease liabilities – noncurrent	157	33,325
	485	46,729

SCHEDULE OF CONTRACTUAL UNDISCOUNTED CASH FLOWS FOR THE LEASES	Contractual undiscounted cash flows for the leases:
As of December 31, 2022
		Total contractual
		undiscounted
Within one year	One to five years	cash flow
RMB’000	RMB’000	RMB’000
350	145	495

SUMMARY OF CONSOLIDATED INCOME STATEMENT SHOWING THE AMOUNTS RELATING TO LEASES

The consolidated income statement shows the following amounts from continuing operations relating to leases:

Year ended
December 31, 2022
Amortization charge of right-of-use assets	484
Interest expense	25

Year ended
December 31, 2021
Amortization charge of right-of-use assets	1,266
Interest expense	51

Year ended
December 31, 2020
Amortization charge of right-of-use assets	536
Interest expense	75

The consolidated income statement shows the following amounts from discontinued operations relating to leases:

Year ended
December 31, 2022
Amortization charge of right-of-use assets	12,801
Interest expense	1,479

Year ended
December 31, 2021
Amortization charge of right-of-use assets	12,801
Interest expense	2,115